Investment Objectives and Goals - Simplify US Equity PLUS Managed Futures Strategy ETF	Dec. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Simplify US Equity PLUS Managed Futures Strategy ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify US Equity PLUS Managed Futures Strategy ETF (the “Fund” or “CTAP”) seeks long-term capital appreciation.